CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (4,839,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	240,277
Foreign currency exchange loss	251,033
Change in fair value of derivative liability	(2,643,123)
Change in fair value of warrant liability	(267,742)
Depreciation of property and equipment	3,887
Amortization of debt discount and issuance costs	250,060
Amortization of intangible assets	2,622
Gain on extinguishment of convertible debt and derivative liability	(1,307,421)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(506,194)
Accounts payable	491,640
Accrued liabilities	480,287
Net cash used in operating activities	(7,844,557)
Cash flows from investing activities
Purchase of property and equipment	(2,048)
Net cash (used in) provided by investing activities	(2,048)
Cash flows from financing activities
Effect of exchange rates on cash	(193,524)
Net (decrease)/increase in cash	(8,040,129)
Cash at beginning of period	16,943,905
Cash at end of period	8,903,776
Supplemental disclosure of cash flow information
Conversion of convertible debt and derivative liability to Series 1 Convertible Preferred Shares	5,600,000
Cash paid for interest on convertible debt	$ 87,069